Fairway Private Equity & Venture Capital Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2025
Shares		% of Net Assets	Fair Value
	COMMON STOCK - 2.9%
	PUBLIC MANAGERS - 2.9%
900	Apollo Global Management	0.6%	$127,683
950	Blackstone Group LP	0.6%	142,101
3,000	KKR & Company, Inc.	1.7%	399,090
	TOTAL COMMON STOCK (Cost - $612,766)	2.9%	$668,874

	DIRECT INVESTMENTS - 13.1%
	Homebrew SL Fund, LLC(a)(b)(c)(d)	1.2%	$273,000
	MXV SPV Master LP 1(a)(b)(c)(d)	6.5%	1,492,000
	MXV SPV Master LP 2(a)(b)(c)(d)	4.3%	1,000,000
	MXV SPV Master LP 4(a)(b)(c)(d)	1.1%	250,000
	TOTAL DIRECT INVESTMENTS (Cost - $2,536,014)	13.1%	$3,015,000

	PORTFOLIO FUNDS - 81.8%
	Adams Street Private Credit Fund II-B LP(a)(b)(c)(d)	6.7%	$1,537,080
	Bain Capital Ventures 2022 Fund, LP(a)(b)(c)(d)	9.5%	2,184,520
	Battery Ventures XIV, LP(a)(b)(c)(d)	6.0%	1,393,479
	CRV Select Fund II, LP(a)(b)(c)(d)	2.9%	677,591
	CRV XIX, LP(a)(b)(c)(d)	3.8%	881,001
	Green Equity Investors IX, LP(a)(b)(c)(d)	8.1%	1,859,239
	Kelso Investment Associates XI, LP(a)(b)(c)(d)	4.7%	1,079,580
	Mango Capital Opportunities 2022 LP(a)(b)(c)(d)	4.2%	962,363
	NextView All Access Fund I, LP(a)(b)(c)(d)	1.2%	278,630
	Nextview Ventures V, LP(a)(b)(c)(d)	2.1%	495,658
	Primary Select Fund III, LP(a)(b)(c)(d)	1.8%	422,743
	PVP Fund IV, LP(a)(b)(c)(d)	2.4%	541,872
	Thoma Bravo Fund XV-A, LP(a)(b)(c)(d)	14.6%	3,375,529
	Threshold Ventures IV, LP(a)(b)(c)(d)	2.5%	571,494
	Threshold Ventures Select I, LP(a)(b)(c)(d)	3.8%	867,707
	Work-Bench Ventures Select Fund, LP(a)(b)(c)(d)	2.8%	648,013
	WP DVT, LP(a)(b)(c)(d)	4.7%	1,081,968
	TOTAL PORTFOLIO FUNDS (Cost - $16,449,446)	81.8%	$18,858,467

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
148,408	Morgan Stanley Institutional Liquidity Fund - Government Fund - Institutional Class, 4.23%(e)	0.6%	$148,408
	TOTAL SHORT-TERM INVESTMENT (Cost - $148,408)	0.6%	$148,408

	TOTAL INVESTMENTS - 98.4% (Cost - $19,746,634)	98.4%	$22,690,749
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		364,128
	NET ASSETS - 100.0%		$23,054,877

LLC - Limited Liability Company
LP - Limited Partnership
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of June 30, 2025 was $21,873,467, which represents 94.9% of total net assets.
(c) The value of this investment has been determined in good faith under policies adopted by the Board of Trustees.
(d) Restricted security.
(e) Money market fund; interest rate reflects seven-day effective yield on June 30, 2025.